Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 88	£ 98